Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Equipment and machinery	$ 1,283,334	$ 1,233,334	$ 1,116,769
Less: Accumulated depreciation	(374,671)	(318,335)	(94,479)
Total property and equipment, net	$ 908,663	$ 914,999	$ 1,022,290